Note 40 (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the consolidated income statements is as follows:

FEE AND COMMISSION INCOME. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	2025	2024	2023
Bills receivables	19	21	24
Demand accounts	298	300	300
Credit and debit cards and POS ⁽[1]⁾	7,308	7,106	4,665
Checks	134	166	175
Transfers and other payment orders	970	961	862
Insurance product commissions	524	461	384
Loan commitments given	371	322	307
Other commitments and financial guarantees given	548	530	471
Asset management	1,845	1,685	1,407
Securities fees	401	360	345
Custody securities	219	221	207
Other fees and commissions	1,105	902	751
Total	13,743	13,036	9,899
(1) Points of Sale.

Fees and commission expense [Table Text Block]
The breakdown of fee and commission expense under this heading in the consolidated income statements is as follows:

FEE AND COMMISSION EXPENSE. BREAKDOWN BY ORIGIN (MILLIONS OF EUROS)

	2025	2024	2023
Demand accounts	9	7	6
Credit and debit cards and POS ⁽[1]⁾	3,654	3,534	2,337
Transfers and other payment orders	192	153	156
Commissions for selling insurance	44	47	40
Custody securities	96	101	111
Other fees and commissions	1,533	1,206	961
Total	5,528	5,048	3,611
(1) Points of Sale [1]

[1]	(1) Points of Sale.